Performance Management - Tarkio Fund	Sep. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare to those of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.tarkiofund.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	Year by Year Return as of December 31st
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	For the periods included in the bar chart:
Best Quarter	34.70%	4th Quarter, 2020
Worst Quarter	-27.65%	4th Quarter, 2018

Bar Chart Closing [Text Block]	The Fund’s year to date return as of June 30, 2025 was 4.65%.
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	34.70%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.65%)
Lowest Quarterly Return, Date	Dec. 31, 2018
Performance Table Heading	Average Annual Total Return as of December 31, 2024.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	21.72%	11.11%	9.89%
Return After Taxes on Distribution	21.31%	10.21%	9.12%
Return After Taxes on Distribution and Sale of Fund Shares	13.18%	8.63%	7.90%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.51%	13.09%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.tarkiofund.com